CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue	$ 0	$ 413	$ 0	$ 557	$ 785	$ 4,177
Revenue - related party	0	2,150	0	2,150	2,150	11,483
Total Revenue	0	2,563	0	2,707	2,935	15,660
Operating expenses
Depreciation	996	2,216	1,992	4,043	7,513	5,485
General and Administrative	12,010	122,547	34,314	250,464	473,999	507,958
Total Operating Expenses	13,006	124,763	36,306	254,507	481,512	513,443
Net Operating Income (Loss)	(13,006)	(122,200)	(36,206)	(251,800)	(478,577)	(497,783)
Other (expense)
Interest expense	(347)	(872)	(1,472)	(1,438)	(4,213)	(5,466)
Gain on Forgiveness of Debt					0	4,101
Debt Discount Amortization					0	(14,805)
Gain (Loss) on Stocks Held or Sold	0	(80,717)	0	(252,568)	(252,568)	65,168
Other Income (Expense)	0	(1,095)		(4,616)	(4,617)	(2,008)
Total other expense	(347)	(82,684)	(1,472)	(258,622)	(261,398)	46,990
Net (loss)	$ (13,353)	$ (204,884)	$ (37,778)	$ (510,422)	$ (739,975)	$ (450,793)
Net (loss) per common share - basic and diluted	$ (0.00)	$ (0.02)	$ (0.00)	$ (0.04)	$ (0.06)	$ (0.03)
Weighted average number of common shares outstanding - basic and diluted	13,385,047	13,343,741	13,385,047	13,333,692	13,346,912	12,989,835